CONSOLIDATED STATEMENTS OF INCOME - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenues	$ 16,828	$ 17,107	$ 14,477
Operating expenses
Labor and fringe benefits	3,150	2,935	2,879
Purchased services and material	2,254	2,191	2,082
Fuel	2,097	2,518	1,513
Depreciation and amortization	1,817	1,729	1,598
Equipment rents	359	338	336
Other	554	556	506
Recovery on assets held for sale	0	0	(137)
Transaction-related costs	0	0	84
Total operating expenses	10,231	10,267	8,861
Operating income	6,597	6,840	5,616
Interest expense	(722)	(548)	(610)
Other components of net periodic benefit income	479	498	407
Merger termination fee	0	0	886
Other income (loss)	134	(27)	43
Income before income taxes	6,488	6,763	6,342
Income tax expense	(863)	(1,645)	(1,443)
Net income	$ 5,625	$ 5,118	$ 4,899
Earnings per share
Basic (in dollars per share)	$ 8.55	$ 7.46	$ 6.91
Diluted (in dollars per share)	$ 8.53	$ 7.44	$ 6.90
Weighted-average number of shares
Basic (in shares)	657.7	686.4	708.5
Diluted (in shares)	659.1	688.3	710.3